Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount
Debt Instrument [Line Items]
Assets:	$ 6,463	$ 275
Liabilities:	11,264	23,978
Level 1
Debt Instrument [Line Items]
Assets:	0	0
Liabilities:	1,269	418
Level 2
Debt Instrument [Line Items]
Assets:	6,463	275
Liabilities:	9,995	23,560
Level 3
Debt Instrument [Line Items]
Assets:	0	0
Liabilities:	0	0
NYMEX futures contracts | Carrying Amount
Debt Instrument [Line Items]
Liabilities:	1,269	418
NYMEX futures contracts | Level 1
Debt Instrument [Line Items]
Liabilities:	1,269	418
NYMEX futures contracts | Level 2
Debt Instrument [Line Items]
Liabilities:	0	0
NYMEX futures contracts | Level 3
Debt Instrument [Line Items]
Liabilities:	0	0
Commodity price swaps | Carrying Amount
Debt Instrument [Line Items]
Liabilities:		359
Commodity price swaps | Level 1
Debt Instrument [Line Items]
Liabilities:		0
Commodity price swaps | Level 2
Debt Instrument [Line Items]
Liabilities:		359
Commodity price swaps | Level 3
Debt Instrument [Line Items]
Liabilities:		0
Commodity forward contracts | Carrying Amount
Debt Instrument [Line Items]
Assets:	286	275
Liabilities:	566	196
Commodity forward contracts | Level 1
Debt Instrument [Line Items]
Assets:	0	0
Liabilities:	0	0
Commodity forward contracts | Level 2
Debt Instrument [Line Items]
Assets:	286	275
Liabilities:	566	196
Commodity forward contracts | Level 3
Debt Instrument [Line Items]
Assets:	0	0
Liabilities:	0	0
Foreign currency forward contracts | Carrying Amount
Debt Instrument [Line Items]
Assets:	6,177
Liabilities:		23,005
Foreign currency forward contracts | Level 1
Debt Instrument [Line Items]
Assets:	0
Liabilities:		0
Foreign currency forward contracts | Level 2
Debt Instrument [Line Items]
Assets:	6,177
Liabilities:		23,005
Foreign currency forward contracts | Level 3
Debt Instrument [Line Items]
Assets:	0
Liabilities:		$ 0
RINs credit obligations | Carrying Amount
Debt Instrument [Line Items]
Liabilities:	9,429
RINs credit obligations | Level 1
Debt Instrument [Line Items]
Liabilities:	0
RINs credit obligations | Level 2
Debt Instrument [Line Items]
Liabilities:	9,429
RINs credit obligations | Level 3
Debt Instrument [Line Items]
Liabilities:	$ 0